Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 584	€ 563
Transfer/Decrease		(14)
Property, plant and equipment at end of period	315	584	€ 563
Impairment recognized on tangible assets	0	0	0
GROSS VALUES
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,548	1,231
Acquisition	115	322
Disposal	(681)
Exchange effect	3	8
Property, plant and equipment at end of period	985	1,548	1,231
AMORTIZATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(964)	(668)
Increase	384	309
Transfer/Decrease	(677)
Property, plant and equipment at end of period	(671)	(964)	(668)
Equipment and tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	49	90
Transfer/Decrease		(14)
Property, plant and equipment at end of period	76	49	90
Equipment and tools | GROSS VALUES
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	327	340
Acquisition	104	1
Property, plant and equipment at end of period	431	327	340
Equipment and tools | AMORTIZATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(278)	(250)
Increase	77	41
Property, plant and equipment at end of period	(354)	(278)	(250)
Equipment and tools (right of use)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	241
Property, plant and equipment at end of period	186	241
Equipment and tools (right of use) | GROSS VALUES
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	452	181
Acquisition		271
Disposal	(181)
Property, plant and equipment at end of period	271	452	181
Equipment and tools (right of use) | AMORTIZATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(211)	(181)
Increase	51	30
Transfer/Decrease	(177)
Property, plant and equipment at end of period	(85)	(211)	(181)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	31	8
Property, plant and equipment at end of period	23	31	8
Fixtures and fittings | GROSS VALUES
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	143	114
Acquisition	2	20
Exchange effect	2	8
Property, plant and equipment at end of period	147	143	114
Fixtures and fittings | AMORTIZATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(112)	(106)
Increase	12	5
Property, plant and equipment at end of period	(124)	(112)	(106)
Office equipment, computers, furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	41	21
Property, plant and equipment at end of period	30	41	21
Office equipment, computers, furniture | GROSS VALUES
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	127	96
Acquisition	9	31
Exchange effect	1	1
Property, plant and equipment at end of period	137	127	96
Office equipment, computers, furniture | AMORTIZATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(85)	(75)
Increase	21	11
Property, plant and equipment at end of period	(107)	(85)	(75)
Buildings (right of use)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	223	444
Property, plant and equipment at end of period		223	444
Buildings (right of use) | GROSS VALUES
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	500	500
Disposal	(500)
Property, plant and equipment at end of period		500	500
Buildings (right of use) | AMORTIZATION
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(277)	(56)
Increase	223	222
Transfer/Decrease	€ (500)
Property, plant and equipment at end of period		€ (277)	€ (56)